Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Related Party Transactions

Note 19. Related Party Transactions

(a)	Subsidiaries

Interests in subsidiaries are set out in note 10.

(b)	Transactions with other related parties

The following transactions occurred with related parties:

	2019 $	2018 $	2017 $

Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	123,958	173,020	35,792

(i) Purchases from entities controlled by key management personnel

The group acquired the following goods and services from entities that are controlled by members of the group's key management personnel:

●	rental of an office suite (Wattle Laboratories Pty Ltd); and

Effective January 2016, we executed a Lease Agreement with Wattle Laboratories Pty Ltd, ("Wattle"), an entity part-owned and operated by our non-executive directors, Peter Anastasiou and Stephen Anastasiou, whereby we lease part of their Blackburn office facilities for our operations at a rental rate of A$38,940 per year, payable in monthly installments. The rental agreement is subject to annual rental increases, and effective January 2017, the annual rent was increased to A$39,525. The lease is for a three year term with an additional three year option period. The lease may be terminated by either party upon six months' written notice. During the fiscal years ended June 30, 2017, 2018 and 2019, we paid Wattle A$35,792, A$30,019 and A$53,958 (excluding Goods and Services Tax), respectively. The lease was renewed, commencing January 1, 2019 for three years.

●	warehousing, distribution and invoicing services (Grandlodge Capital Pty Ltd).

Grandlodge Capital Pty Ltd is an entity part-owned and operated by our non-executive directors Peter Anastasiou and Stephen Anastasiou. Mr. David Plush is also an owner of Grandlodge, and its associated entities.

Starting June 1, 2013, Grandlodge provides warehousing, distribution and invoicing services for our products for A$70,000 per year. During the 2019 financial year, the fees of A$70,000 equivalent were repaid by issuance of 437,500 ordinary shares based on a price of A$0.16 per share representing the share price of our ordinary shares at the commencement date of an oral agreement between us and Grandlodge. During the 2018 financial year, the fees of A$140,000 equivalent were repaid by issuance of 875,000 ordinary shares based on a set price of A$0.16 per share representing the share price of our ordinary shares at the commencement date of an oral agreement between us and Grandlodge. The 875,000 shares issued to Grandlodge were in relation to the 2017 and 2018 financial years.

Grandlodge is reimbursed in cash for all reasonable costs and expenses incurred in accordance with their scope of works under the oral agreement, unless both Grandlodge and we agree to an alternative method of payment. The oral agreement may be terminated by either party upon providing the other party with 30 days written notice of the termination of the agreement.

Aggregate amounts of each of the above types of other transactions with key management personnel of Immuron Limited:

	2019 $	2018 $	2017 $
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	53,958	33,020	35,792
Services rendered by Grandlodge Capital Pty Ltd	70,000	140,000	-
	123,958	173,020	35,792

(c)	Outstanding balances arising from sales/purchases of goods and services

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2019 $	2018 $	2017 $
Current payables (purchases of goods and services)
Entities controlled by key management personnel	-	35,000	105,000

(d)	Loans to/from related parties

	2019$	2018$	2017$
Loans from key management personnel
Beginning of the year	-	-	772,397
Loans advanced	-	500,000	500,000
Loans repayments made	-	(500,000)	(1,250,000)
Fees and interest charged	-	20,342	56,610
Fees and interest paid	-	(20,342)	(79,007)
End of year	-	-	-

Terms and conditions:

During the year ended 30 June 2018, the group entered into a short-term loan arrangement for an amount of $500,000 with Great Accommodation Pty Ltd, an entity controlled by Mr Daniel Pollock. The purpose of this loan was to fund on going R&D expenditure. Interest accrued at a rate of 15% per annum in addition to a $15,000 establishment fee. The loan was repaid in full on 12 February 2018.

Grandlodge Capital Pty Ltd (Grandlodge) is an entity part-owned and operated by Immuron Directors Peter and Stephen Anastasiou. Mr David Plush is also an owner of Grandlodge, and its associated entities. On 6 June 2016 and 9 May 2017, Immuron executed a short-term funding agreement with Grandlodge for a principle amount of $750,000 (interest rate 15%) and $500,000 (interest rate 15%) respectively. The short-term funding is a cash advance against the anticipated refund Immuron will receive from the Australian Taxation Office under the Research and Development Income Tax Concession Incentive for the group's eligible R&D expenditure incurred for financial year of 2016 and 2017. Interest expense was approximately $57,000 for the years ended 30 June 2017. Loan from June 2016 and May 2017, plus applicable fees and interest, was repaid to Grandlodge on 2 December 2016 and 23 June 2017, respectively.